Accounts receivable, prepaids and other - Schedule of Accounts Receivable, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments	$ 11,565	$ 0
Supplier advances	9,757	10,533
Prepaid expenses	9,157	8,639
Current portion of derivative instruments (Note 17)	2,217	481
Other receivables	8,363	7,838
Accounts receivable, prepaids and other	$ 41,059	$ 27,491